Shareholder Fees	May 01, 2026 USD ($)
Baird Ultra Short Bond Fund | Baird Ultra Short Bond Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Baird Ultra Short Bond Fund | Baird Ultra Short Bond Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Short-Term Bond Fund | Baird Short-Term Bond Fund, Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Short-Term Bond Fund | Baird Short-Term Bond Fund, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Intermediate Bond Fund | Baird Intermediate Bond Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Intermediate Bond Fund | Baird Intermediate Bond Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Aggregate Bond Fund | Baird Aggregate Bond Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Aggregate Bond Fund | Baird Aggregate Bond Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Core Plus Bond Fund | Baird Core Plus Bond Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Core Plus Bond Fund | Baird Core Plus Bond Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Short-Term Municipal Bond Fund | Baird Short-Term Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Short-Term Municipal Bond Fund | Baird Short-Term Municipal Bond Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Strategic Municipal Bond Fund | Baird Strategic Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Strategic Municipal Bond Fund | Baird Strategic Municipal Bond Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Quality Intermediate Municipal Bond Fund | Baird Quality Intermediate Municipal Bond Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Quality Intermediate Municipal Bond Fund | Baird Quality Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Core Intermediate Municipal Bond Fund | Baird Core Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Core Intermediate Municipal Bond Fund | Baird Core Intermediate Municipal Bond Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Municipal Bond Fund | Baird Municipal Bond Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Municipal Bond Fund | Baird Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird MidCap Growth Fund | Baird MidCap Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird MidCap Growth Fund | Baird MidCap Growth Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Small/Mid Cap Growth Fund | Baird Small/Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Small/Mid Cap Growth Fund | Baird Small/Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Equity Opportunity Fund | Baird Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Equity Opportunity Fund | Baird Equity Opportunity Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Chautauqua International Growth Fund | Baird Chautauqua International Growth Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Chautauqua International Growth Fund | Baird Chautauqua International Growth Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Chautauqua Global Growth Fund | Baird Chautauqua Global Growth Fund, Institutional
Prospectus [Line Items]
Shareholder Fee, Other	0
Baird Chautauqua Global Growth Fund | Baird Chautauqua Global Growth Fund, Investor
Prospectus [Line Items]
Shareholder Fee, Other	$ 0